UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments:

Putnam VT High Yield Fund

The fund's portfolio
9/30/15 (Unaudited)

CORPORATE BONDS AND NOTES (85.3%)(a)
		Principal amount	Value

Advertising and marketing services (0.5%)

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022		$485,000	$503,794

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024		105,000	106,050

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 7/8s, 2025		355,000	361,213

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 5/8s, 2024		255,000	258,188

Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. notes 5 5/8s, 2024		50,000	50,688

			1,279,933
Automotive (1.0%)

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024		335,000	322,438

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023		905,000	911,788

FCA US, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021		855,000	907,326

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045		120,000	112,613

Navistar International Corp. sr. notes 8 1/4s, 2021		496,000	398,040

			2,652,205
Basic materials (9.0%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023		765,000	721,013

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)		685,000	741,513

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)		295,000	238,950

ArcelorMittal SA sr. unsec. unsub. notes 7 3/4s, 2039 (France)		200,000	163,000

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9 3/4s, 2023		200,000	208,000

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020		420,000	434,700

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2023		325,000	324,594

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		405,000	408,544

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)		425,000	452,625

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)		775,000	705,250

Cemex SAB de CV 144A company guaranty sr. notes 5.7s, 2025 (Mexico)		395,000	353,525

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025		215,000	141,363

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023		330,000	221,925

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024		600,000	560,250

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)		535,000	506,913

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021		505,000	502,475

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7 1/4s, 2022 (Canada)		490,000	303,800

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)		525,000	341,250

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)		200,000	134,000

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020		650,000	676,000

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020		430,000	485,900

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021		280,000	281,400

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)		930,000	741,675

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020		160,000	139,024

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022		445,000	381,588

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)		255,000	238,425

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018		290,000	197,200

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		360,000	373,500

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)		700,000	707,000

Momentive Performance Materials, Inc. company guaranty sr. notes 3.88s, 2021		830,000	639,100

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)		830,000	8

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)		390,000	364,650

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)		255,000	209,100

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)		690,000	683,100

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020		755,000	726,839

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025		325,000	307,938

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)		860,000	881,500

Platform Specialty Products Corp. 144A sr. unsec. notes 6 1/2s, 2022		510,000	438,600

PQ Corp. 144A sr. notes 8 3/4s, 2018		385,000	387,406

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020		115,000	123,625

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017		830,000	740,775

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033		160,000	160,400

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025		145,000	147,175

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023		265,000	264,006

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024		260,000	254,800

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022		210,000	207,638

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)		385,000	468,738

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022		445,000	437,213

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019		155,000	158,488

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024		180,000	165,038

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021		535,000	497,550

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020		170,000	145,350

Univar, Inc. 144A sr. unsec. notes 6 3/4s, 2023		165,000	153,038

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021		125,000	130,000

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025		695,000	693,263

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023		870,000	806,925

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		550,000	539,000

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021		380,000	375,250

			22,791,915
Broadcasting (2.7%)

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020		635,000	644,525

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022		665,000	667,494

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019		360,000	258,300

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020		130,000	133,250

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021		305,000	256,276

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019		950,000	817,000

LIN Television Corp. company guaranty sr. unsec. notes 6 3/8s, 2021		255,000	265,200

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022		125,000	124,063

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021		595,000	597,975

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021		70,000	68,425

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		535,000	486,181

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024		575,000	576,438

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020		225,000	229,500

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020		345,000	353,625

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019		415,000	421,225

TEGNA, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021		25,000	24,500

Tribune Media Co. 144A company guaranty sr. unsec. notes 5 7/8s, 2022		425,000	412,250

Univision Communications, Inc. 144A company guaranty sr. notes 5 1/8s, 2025		450,000	421,875

			6,758,102
Building materials (0.6%)

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024		750,000	740,625

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023		245,000	249,900

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021		495,000	519,750

			1,510,275
Cable television (3.0%)

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020		75,000	66,750

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018		235,000	235,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021		355,000	356,775

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022		220,000	206,250

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023		620,000	568,850

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022		235,000	236,763

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021		645,000	568,003

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024		450,000	354,938

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021		180,000	159,750

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024		425,000	360,984

Numericable-SFR 144A sr. bonds 5 5/8s, 2024 (France)	EUR	110,000	121,992

Numericable-SFR SAS 144A sr. bonds 6 1/4s, 2024 (France)		$530,000	506,150

Numericable-SFR SAS 144A sr. notes 6s, 2022 (France)		885,000	849,600

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)		400,000	395,000

Unitymedia GmbH 144A company guaranty sr. unsec. notes 6 1/8s, 2025 (Germany)		200,000	199,000

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)		685,000	670,444

Virgin Media Finance PLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (United Kingdom)		285,000	282,863

Virgin Media Secured Finance PLC 144A sr. notes 5 3/8s, 2021 (United Kingdom)		256,500	258,103

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019		1,155,000	1,163,663

			7,560,878
Capital goods (7.1%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020		1,372,000	1,368,570

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019		540,000	594,000

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021		85,000	84,788

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024		450,000	437,625

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022		405,000	398,925

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)		295,000	297,950

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024		335,000	309,875

Berry Plastics Corp. company guaranty unsub. notes 5 1/8s, 2023		200,000	188,500

Berry Plastics Escrow, LLC/Berry Plastics Escrow Corp. 144A notes 6s, 2022(FWC)		205,000	205,513

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)		400,000	342,000

Bombardier, Inc. 144A sr. unsec. notes 7 1/2s, 2025 (Canada)		115,000	86,250

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020		875,000	945,000

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026		525,000	572,250

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)		305,000	308,050

Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022		1,390,000	1,125,900

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021		290,000	295,800

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		865,000	841,481

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)		920,000	1,254,414

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022		790,000	839,375

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		595,000	490,875

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022		740,000	740,000

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023		490,000	432,425

Oshkosh Corp. company guaranty sr. sub. unsec. notes 5 3/8s, 2025		305,000	303,475

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022		675,000	685,125

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018		336,000	347,760

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019		144,000	149,040

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)		270,000	269,325

Schaeffler Holding Finance BV 144A company guaranty sr. notes 6 7/8s, 2018 (Netherlands)(PIK)		645,000	667,575

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024		365,000	374,581

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021		550,000	532,125

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021		530,000	552,525

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024		400,000	375,940

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020		330,000	314,531

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2025		770,000	705,513

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022		475,000	448,875

			17,885,956
Commercial and consumer services (0.7%)

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)		430,000	394,525

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)		665,000	666,663

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023		90,000	95,850

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023		510,000	502,350

			1,659,388
Consumer (0.4%)

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018		420,000	369,600

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022		35,000	37,144

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020		45,000	47,475

Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2025		340,000	346,800

Spectrum Brands, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2024		300,000	309,000

			1,110,019
Consumer staples (5.7%)

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024		290,000	288,550

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022		675,000	705,375

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022		275,000	265,375

BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)		240,000	234,600

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)		955,000	969,325

Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2023		200,000	200,500

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019		850,000	816,000

CEC Entertainment, Inc. company guaranty sr. unsec. notes 8s, 2022		390,000	384,150

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021		1,075,000	983,625

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023		580,000	578,550

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022		335,000	365,988

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)		1,030,000	988,800

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)		145,000	144,275

Dean Foods Co. 144A sr. unsec. notes 6 1/2s, 2023		635,000	645,319

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021		830,000	498,000

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)		490,000	450,800

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)		190,000	197,125

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)		165,000	171,188

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018		205,000	210,125

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020		560,000	597,800

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025		290,000	284,925

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021		535,000	521,625

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021		720,000	698,400

Rite Aid Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2023		920,000	913,100

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022		85,000	90,100

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024		750,000	718,125

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 1/2s, 2025		440,000	411,950

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)		605,000	487,025

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022		490,000	508,375

			14,329,095
Energy (8.5%)

Antero Resources Corp. company guaranty sr. unsec. notes 5 1/8s, 2022		515,000	442,900

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023		345,000	302,738

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021		700,000	616,000

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)		685,000	541,150

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)		120,000	97,200

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		200,000	125,000

California Resources Corp. company guaranty sr. unsec. notes 6s, 2024		1,150,000	684,969

California Resources Corp. company guaranty sr. unsec. notes 5s, 2020		380,000	244,386

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021		695,000	211,558

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)		675,000	378,000

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023		675,000	440,226

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022		360,000	234,900

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019		770,000	479,325

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022		855,000	840,038

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		810,000	769,500

CONSOL Energy, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		460,000	309,350

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021		400,000	253,000

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022		160,000	95,200

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018		440,000	129,800

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2022		780,000	653,250

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2021		70,000	59,150

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022		300,000	263,325

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023		130,000	115,018

FTS International, Inc. 144A company guaranty sr. FRN 7.837s, 2020		185,000	136,955

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020		115,000	112,988

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2023		355,000	326,600

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021		1,465,000	439,500

Halcon Resources Corp. 144A company guaranty notes 8 5/8s, 2020		295,000	246,325

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020		280,000	294,350

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024		365,000	310,250

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021		820,000	282,900

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)		580,000	127,600

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021		455,000	94,413

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019		130,000	35,750

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019		1,000,000	255,000

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)		195,000	10

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)		865,000	259,500

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022		1,070,000	1,037,900

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026		500,000	457,500

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023		620,000	474,300

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022		780,000	617,994

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)		470,000	150,400

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022		350,000	45,500

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024		895,000	116,350

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022		365,000	321,200

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023		340,000	295,800

Sabine Pass Liquefaction, LLC company guaranty sr. notes 5 5/8s, 2023		100,000	88,750

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022		370,000	343,175

Sabine Pass Liquefaction, LLC sr. notes 5 3/4s, 2024		360,000	320,400

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016		240,000	245,400

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020		285,000	275,738

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020 (In default)(NON)		1,340,000	20,100

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020		670,000	406,188

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6 3/4s, 2023 (Canada)		325,000	290,875

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)		550,000	529,375

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022		345,000	138,000

SM Energy Co. sr. unsec. notes 6 1/2s, 2021		320,000	304,000

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023		120,000	110,400

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)		175,000	98,000

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022		310,000	130,200

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021		630,000	526,050

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		1,340,000	1,159,100

Williams Cos., Inc. (The) notes 7 3/4s, 2031		435,000	385,286

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021		208,000	211,349

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		253,000	257,419

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		740,000	680,800

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022		260,000	223,600

			21,469,273
Entertainment (1.9%)

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022		425,000	427,125

AMC Entertainment, Inc. 144A sr. unsec. notes 5 3/4s, 2025		340,000	330,650

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021		190,000	192,375

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022		405,000	396,900

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023		295,000	281,725

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021		85,000	88,825

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020		560,000	567,000

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018		245,000	246,838

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2025		280,000	264,950

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023		735,000	702,844

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022		180,000	176,850

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021		1,130,000	1,130,000

			4,806,082
Financials (9.1%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		900,000	877,500

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031		1,005,000	1,164,232

American International Group, Inc. jr. sub. FRB 8.175s, 2058		360,000	476,100

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s, perpetual maturity (Spain)		400,000	423,000

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity		215,000	208,550

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity		270,000	275,400

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023		375,000	376,932

CIT Group, Inc. sr. unsec. notes 5s, 2023		365,000	363,175

CIT Group, Inc. sr. unsec. notes 5s, 2022		230,000	229,713

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020		515,000	539,463

Citigroup, Inc. jr. unsec. sub. FRN Ser. Q, 5.95s, perpetual maturity		175,000	172,594

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020		720,000	381,600

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025		305,000	309,575

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020		325,000	331,500

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019		435,000	143,550

Credit Acceptance Corp. company guaranty sr. unsec. bonds 6 1/8s, 2021		595,000	586,075

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2023		265,000	270,963

Credit Suisse Group AG 144A jr. unsec. sub. FRN 7 1/2s, perpetual maturity (Switzerland)		200,000	208,500

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020		700,000	411,250

Dresdner Funding Trust I 144A bonds 8.151s, 2031		670,000	836,663

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022		250,000	265,000

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023		545,000	550,450

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB 6.15s, 2066		290,000	133,400

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)		130,000	125,450

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021		985,000	940,675

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022		595,000	598,719

iStar, Inc. sr. unsec. notes 5s, 2019(R)		230,000	218,500

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		255,000	296,438

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13s, perpetual maturity (United Kingdom)	GBP	485,000	1,269,272

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)		$328,000	334,855

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)		350,000	367,063

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020		465,000	423,150

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021		305,000	253,150

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022		420,000	444,675

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2019		395,000	353,525

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019		275,000	284,625

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021		590,000	601,800

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019		165,000	165,000

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		450,000	405,000

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021		790,000	750,500

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8s, perpetual maturity (United Kingdom)		245,000	246,838

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648s, perpetual maturity (United Kingdom)		1,915,000	2,388,963

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)		445,000	444,025

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019		240,000	234,600

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021		155,000	165,463

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020		160,000	160,600

Stearns Holdings, Inc. 144A company guaranty sr. notes 9 3/8s, 2020		557,000	552,823

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018		415,000	326,813

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021		545,000	533,419

Walter Investment Management Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2021		525,000	448,875

Wayne Merger Sub, LLC 144A sr. unsec. notes 8 1/4s, 2023		200,000	191,500

			23,061,501
Gaming and lottery (2.7%)

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023		340,000	345,100

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019		530,000	561,800

Eldorado Resorts, Inc. 144A sr. unsec. notes 7s, 2023		580,000	569,850

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)	CAD	740,000	568,378

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021		$250,000	257,500

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021		855,000	862,481

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019		354,000	368,160

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018		1,000,000	1,053,750

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018		195,000	181,350

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022		1,545,000	1,348,013

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020		180,000	129,150

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022		505,000	497,425

			6,742,957
Health care (8.1%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021		740,000	769,600

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 5 1/8s, 2022		450,000	443,250

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2023		575,000	550,563

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)		380,000	380,000

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022		490,000	487,550

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021		120,000	122,100

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018		120,000	122,700

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022		140,000	142,969

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)		540,000	472,500

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)		575,000	593,688

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022		975,000	838,500

DPx Holdings BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)		820,000	828,200

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022		855,000	846,450

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023		525,000	504,656

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2025 (Ireland)		380,000	369,075

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2023 (Ireland)		430,000	424,625

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2022		340,000	346,800

HCA, Inc. company guaranty sr. unsec. bonds 5 3/8s, 2025		165,000	163,350

HCA, Inc. sr. notes 6 1/2s, 2020		940,000	1,024,600

HCA, Inc. sr. unsec. notes 7 1/2s, 2022		210,000	236,250

Hologic, Inc. 144A sr. unsec. notes 5 1/4s, 2022		135,000	136,350

Horizon Pharma Financing, Inc. 144A sr. unsec. notes 6 5/8s, 2023		200,000	176,500

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023		490,000	476,525

JLL/Delta Dutch Pledgeco BV 144A sr. unsec. notes 8 3/4s, 2020 (Netherlands)(PIK)		425,000	429,250

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018		805,000	845,250

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)		345,000	308,775

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)		515,000	520,601

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024		730,000	760,113

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022		1,115,000	1,148,450

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023		380,000	377,150

Teleflex, Inc. company guaranty sr. unsec. notes 5 1/4s, 2024		200,000	201,000

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021		460,000	453,100

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020		925,000	975,875

Tenet Healthcare Corp. 144A company guaranty sr. FRN 3.837s, 2020		560,000	556,150

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020		130,000	132,600

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020		115,000	114,856

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023		265,000	251,750

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 1/8s, 2025		520,000	495,300

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 7/8s, 2023		915,000	873,825

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 3/8s, 2020		555,000	538,350

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020		1,110,000	1,154,400

			20,593,596
Homebuilding (2.6%)

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)		840,000	829,500

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)		135,000	130,275

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021		1,220,000	1,239,398

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022		455,000	441,714

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019		510,000	515,610

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018		851,000	872,275

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)		335,000	324,950

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032		355,000	408,250

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021		245,000	261,538

Standard Pacific Corp. company guaranty sr. unsec. notes 5 7/8s, 2024		285,000	292,125

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		280,000	267,750

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021		170,000	169,150

Tri Pointe Holdings, Inc. sr. unsec. notes 5 7/8s, 2024		940,000	921,200

			6,673,735
Lodging/Tourism (0.7%)

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020		745,000	733,825

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019		100,000	109,750

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021		1,015,000	954,100

			1,797,675
Media (0.3%)

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)		840,000	840,000

			840,000
Regional Bells (0.6%)

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021		70,000	58,275

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024		180,000	150,300

Frontier Communications Corp. 144A sr. unsec. notes 11s, 2025		475,000	459,563

Frontier Communications Corp. 144A sr. unsec. notes 10 1/2s, 2022		670,000	653,250

Frontier Communications Corp. 144A sr. unsec. notes 8 7/8s, 2020		195,000	191,100

			1,512,488
Retail (2.5%)

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017		592,000	574,240

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021		505,000	297,950

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 3/4s, 2023		215,000	223,063

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 1/4s, 2020		150,000	153,810

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019		240,000	240,000

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020		100,000	90,000

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)		500,000	400,000

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019		930,000	860,250

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022		315,000	331,144

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028		475,000	470,250

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)		755,000	777,650

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021		360,000	370,800

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022		735,000	736,838

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024		480,000	470,400

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018		445,000	452,231

			6,448,626
Technology (4.0%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020		450,000	469,688

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2020		487,000	512,568

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021		705,000	326,063

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		1,310,000	1,038,175

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025		260,000	249,439

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021		964,000	1,070,040

First Data Corp. 144A company guaranty notes 8 1/4s, 2021		165,000	171,188

First Data Corp. 144A sr. notes 5 3/8s, 2023		490,000	485,100

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021		375,000	380,625

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022		360,000	376,200

Infor US, Inc. 144A sr. notes 5 3/4s, 2020		93,000	92,535

Infor US, Inc. 144A sr. unsec. notes 6 1/2s, 2022		1,020,000	935,850

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)		615,000	615,000

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6s, 2020(R)		215,000	217,086

Micron Technology, Inc. sr. unsec. bonds 5 7/8s, 2022		590,000	581,888

Micron Technology, Inc. 144A sr. unsec. notes 5 1/4s, 2023		315,000	289,737

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023		760,000	761,900

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)		705,000	683,850

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022		890,000	947,850

			10,204,782
Telecommunications (5.7%)

Altice Financing SA 144A company guaranty sr. notes 6 5/8s, 2023 (Luxembourg)		200,000	192,500

Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7 5/8s, 2025 (Luxembourg)		600,000	559,500

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)		1,620,000	1,478,250

Altice SA 144A company guaranty sr. unsec. notes 7 5/8s, 2025 (Luxembourg)		400,000	353,000

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)		700,000	740,390

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)		140,000	144,900

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)		375,000	346,875

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2023 (Jamaica)		1,125,000	1,012,500

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)		365,000	336,713

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)		580,000	377,000

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)		696,000	459,360

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022		205,000	201,156

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021		250,000	257,003

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022		520,000	505,700

Neptune Finco Corp. 144A sr. unsec. unsub. notes 10 7/8s, 2025		200,000	202,000

Neptune Finco Corp. 144A sr. unsec. unsub. notes 10 1/8s, 2023		200,000	202,250

Qwest Corp. sr. unsec. notes 6 3/4s, 2021		135,000	142,847

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		555,000	619,174

SBA Communications Corp. sr. sub. unsec. notes 4 7/8s, 2022		775,000	760,469

Sprint Capital Corp. company guaranty 6 7/8s, 2028		1,760,000	1,262,800

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020		180,000	150,750

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018		345,000	362,009

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023		1,450,000	1,173,594

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021		1,480,000	1,211,750

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		1,100,000	1,016,125

Wind Acquisition Finance SA 144A company guaranty sr. unsec. bonds 7 3/8s, 2021 (Luxembourg)		385,000	380,188

			14,448,803
Telephone (1.5%)

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023		130,000	113,750

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020		145,000	134,940

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023		40,000	39,600

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021		275,000	274,313

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023		615,000	607,313

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025		860,000	825,600

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021		500,000	495,000

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		845,000	821,763

Windstream Services, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2021		260,000	201,500

Windstream Services, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2023		555,000	399,933

			3,913,712
Tire and rubber (0.2%)

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022		600,000	612,000

			612,000
Transportation (0.6%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023		680,000	617,100

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023		1,025,000	1,014,750

			1,631,850
Utilities and power (5.6%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020		380,000	429,400

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025		1,070,000	946,950

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021		725,000	752,188

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023		255,000	223,125

Calpine Corp. sr. unsec. notes 5 3/4s, 2025		1,090,000	1,019,150

Calpine Corp. 144A company guaranty sr. notes 6s, 2022		180,000	187,650

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024		145,000	150,256

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037		1,055,000	1,048,674

DPL, Inc. sr. unsec. notes 6 1/2s, 2016		173,000	173,865

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022		60,000	60,525

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019		1,215,000	1,218,038

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7 5/8s, 2024		40,000	40,400

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022		360,000	427,699

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)		277,699	295,750

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020		430,000	427,850

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023		255,000	188,221

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022		190,000	152,000

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020		1,090,000	937,400

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031		215,000	173,075

GenOn Americas Generation, LLC sr. unsec. notes 8 1/2s, 2021		815,000	696,907

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020		215,000	199,950

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		195,000	180,375

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021		1,535,000	1,556,106

NRG Yield Operating, LLC company guaranty sr. unsec. notes 5 3/8s, 2024		320,000	280,800

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		655,000	671,224

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		455,000	440,213

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022		335,000	327,077

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022		800,000	768,000

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)		415,000	160,813

			14,133,681

Total corporate bonds and notes (cost $237,342,044)			$216,428,527

SENIOR LOANS (5.2%)(a)(c)
		Principal amount	Value

Communication services (0.2%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021		$605,000	$544,349

			544,349
Consumer cyclicals (3.6%)

Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022		735,310	730,817

American Tire Distributors , Inc. bank term loan FRN 5 1/4s, 2021		194,025	193,621

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11s, 2017		1,265,087	1,177,209

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 11 1/2s, 2017		278,600	251,611

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021		1,007,250	878,826

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020		782,259	773,132

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019		628,645	406,786

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.948s, 2019		639,000	528,373

J Crew Group, Inc. bank term loan FRN Ser. B, 4s, 2021		285,000	219,984

JC Penney Corp., Inc. bank term loan FRN 5s, 2019		947,563	943,840

Jeld-Wen, Inc. bank term loan FRN Ser. B, 5s, 2022		320,000	318,933

Navistar, Inc. bank term loan FRN Ser. B, 6 1/2s, 2020		490,000	477,138

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020		281,014	274,755

ROC Finance, LLC bank term loan FRN 5s, 2019		863,529	818,194

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021		195,000	191,100

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020		383,056	375,075

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019		461,013	450,256

			9,009,650
Consumer staples (0.5%)

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4s, 2021		551,600	534,593

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021		380,000	337,567

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021		310,000	310,000

			1,182,160
Energy (0.1%)

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020		705,000	197,400

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5 3/4s, 2019 (Cayman Islands)		229,125	71,220

			268,620
Financials (—%)

iStar, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)		122,928	125,387

			125,387
Health care (0.1%)

AMAG Pharmaceuticals, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021		225,000	222,750

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Netherlands)		155,865	153,177

			375,927
Technology (0.2%)

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020		603,323	466,067

			466,067
Transportation (0.2%)

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2022		568,575	560,402

			560,402
Utilities and power (0.3%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.683s, 2017		1,769,778	681,365

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.683s, 2017		18,164	6,993

			688,358

Total senior loans (cost $15,589,525)			$13,220,920

COMMON STOCKS (1.4%)(a)
		Shares	Value

Ally Financial, Inc.(NON)		30,690	$625,462

Berry Plastics Group, Inc.(NON)		8,690	261,308

CIT Group, Inc.		9,745	390,092

Connacher Oil and Gas, Ltd. (Canada)(NON)		13,031	5,473

DISH Network Corp. Class A(NON)		8,260	481,888

Eldorado Resorts, Inc.(NON)		13,697	123,547

EP Energy Corp. Class A(NON)		31,460	162,019

General Motors Co.		7,902	237,218

Hilton Worldwide Holdings, Inc.		10,275	235,709

Live Nation Entertainment, Inc.(NON)		10,615	255,185

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)		24,322	973

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)		24,322	973

Penn National Gaming, Inc.(NON)		30,400	510,112

Seventy Seven Energy, Inc.(NON)		16,265	22,446

Spectrum Brands Holdings, Inc.		3,325	304,271

Tribune Media Co. Class 1C(F)		93,841	23,460

Vantage Drilling Co.(NON)		211,443	5,413

Total common stocks (cost $5,040,462)			$3,645,549

CONVERTIBLE PREFERRED STOCKS (1.2%)(a)
		Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.		636	$600,041

American Tower Corp. $5.50 cv. pfd.(R)		5,675	555,441

Crown Castle International Corp. Ser. A, $4.50 cv. pfd.(R)		3,850	392,161

EPR Properties Ser. C, $1.438 cv. pfd.(R)		18,552	411,042

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.		9,800	676,788

Tyson Foods, Inc. $2.375 cv. pfd.		7,630	391,114

Total convertible preferred stocks (cost $2,946,964)			$3,026,587

CONVERTIBLE BONDS AND NOTES (0.5%)(a)
		Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)		$418,000	$477,304

Jazz Technologies, Inc. cv. company guaranty sr. unsec. bonds 8s, 2018		323,000	468,552

Navistar International Corp. cv. sr. unsec. sub. bonds 4 1/2s, 2018		173,000	126,614

ON Semiconductor Corp. 144A cv. company guaranty sr. unsec. unsub. notes 1s, 2020		307,000	285,702

Total convertible bonds and notes (cost $1,191,043)			$1,358,172

PREFERRED STOCKS (0.4%)(a)
		Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.		541	$543,705

M/I Homes, Inc. Ser. A, $2.438 pfd.		14,167	360,550

Total preferred stocks (cost $646,010)			$904,255

SHORT-TERM INVESTMENTS (4.3%)(a)
		Shares	Value

Putnam Short Term Investment Fund 0.13%(AFF)		10,981,876	$10,981,876

Total short-term investments (cost $10,981,876)			$10,981,876

TOTAL INVESTMENTS

Total investments (cost $273,737,924)(b)			$249,565,886

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $3,973,089) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Sell	12/16/15	$33,341	$33,765	$424
Barclays Bank PLC
	Canadian Dollar	Sell	10/21/15	124,079	131,756	7,677
Credit Suisse International
	Euro	Sell	12/16/15	1,179,796	1,194,538	14,742
Goldman Sachs International
	Euro	Buy	12/16/15	268,965	272,335	(3,370)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Buy	10/21/15	137,041	145,516	(8,475)
	Euro	Buy	12/16/15	162,005	164,019	(2,014)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	10/21/15	557,455	591,904	34,449
UBS AG
	British Pound	Sell	12/16/15	1,096,100	1,109,361	13,261
	Euro	Buy	12/16/15	325,801	329,895	(4,094)

Total						$52,600

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through September 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $253,597,338.
(b)	The aggregate identified cost on a tax basis is $274,386,238, resulting in gross unrealized appreciation and depreciation of $3,813,229 and $28,633,581, respectively, or net unrealized depreciation of $24,820,352.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$8,023,236	$88,479,222	$85,520,582	$7,719	$10,981,876
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $12,793 to cover certain derivative contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	84.8%
	Canada	4.5
	Luxembourg	2.8
	United Kingdom	2.1
	France	1.6
	Netherlands	0.8
	Mexico	0.6
	Jamaica	0.5
	Ireland	0.5
	Other	1.8

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge currency exposures.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $13,859 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	261,308	—	—
Communication services	481,888	—	—
Consumer cyclicals	1,361,771	—	23,460
Consumer staples	304,271	—	—
Energy	195,351	—	1,946
Financials	1,015,554	—	—
Total common stocks	3,620,143	—	25,406
Convertible bonds and notes	$—	$1,358,172	$—
Convertible preferred stocks	676,788	2,349,799	—
Corporate bonds and notes	—	216,428,509	18
Preferred stocks	—	904,255	—
Senior loans	—	13,220,920	—
Short-term investments	10,981,876	—	—

Totals by level	$15,278,807	$234,261,655	$25,424

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$52,600	$—

Totals by level	$—	$52,600	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$70,553	$17,953

Total	$70,553	$17,953

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$3,700,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	Forward currency contracts#	$424	$7,677	$14,742	$—	$—	$34,449	$13,261	70,553

	Total Assets	$424	$7,677	$14,742	$—	$—	$34,449	$13,261	$70,553

	Liabilities:
	Forward currency contracts#	—	—	—	3,370	10,489	—	4,094	17,953

	Total Liabilities	$—	$—	$—	$3,370	$10,489	$—	$4,094	$17,953

	Total Financial and Derivative Net Assets	$424	$7,677	$14,742	$(3,370)	$(10,489)	$34,449	$9,167	$52,600
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—
	Net amount	$424	$7,677	$14,742	$(3,370)	$(10,489)	$34,449	$9,167

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 25, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 25, 2015